Supplement Dated January 4, 2017
To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

For the JNL/American Funds New World Fund, please delete all references to Galen Hosken.

For the JNL Multi-Manager Alternative Fund, please delete all references to Anthony Robertson.

For the JNL/BlackRock Global Allocation Fund, please delete all references to Romualdo Roldan, PhD.

For the JNL/Harris Oakmark Global Equity Fund, please delete all references to Robert M. Levy.

For the JNL/T. Rowe Price Short-Term Bond Fund, please delete all references to Edward A. Wiese.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds New World Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors ("CWI"), CRMC
Nicholas J. Grace	2012	Partner, CWI, CRMC
Bradford F. Freer	January 2017	Partner, CWI, CRMC
Robert H. Neithart	2012	Partner, Capital Fixed Income Investors, CRMC

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Alternative Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Thomas Kreuzer	January 2017	Partner and Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Director of Portfolio Management, Portfolio Manager (Invesco)
Andrew Waisburd, PhD	April 2015	Director of Research, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director, BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director, BlackRock, Inc.
Russ Koesterich, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
David Clayton, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
Kent Hogshire, CFA	January 2017	Managing Director, BlackRock, Inc.

In the section entitled, "Principal Investment Strategies" for the JNL/Crescent High Income Fund, please add the following paragraph after the second paragraph:

The Fund may from time-to-time invest up to 5% of its net assets in defaulted corporate securities. The Fund might invest in distressed securities, for example, where Crescent Capital believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

In the section entitled, "Principal Risks of Investing in the Fund" for the JNL/Crescent High Income Fund, please add the following risk:

•
Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Harris Oakmark Global Equity Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris	January 2017	Co-Chairman, Portfolio Manager and Analyst, Harris Associates L.P.
David G. Herro	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris Associates L.P.
Michael L. Manelli	April 2015	Vice President, Portfolio Manager and Analyst, Harris Associates L.P.

In the section entitled, "Additional Information About the Funds," under "Management," for the JNL/American Funds New World Fund in subsection "Portfolio Management of the Master Fund," please delete the third bulleted paragraph in its entirety and replace with the following:

•	Bradford F. Freer is a Partner of Capital World Investors and has been an investment professional for 24 years in total; 23 years with CRMC or its affiliates.

In the section entitled, "Additional Information About the Funds" for the JNL Multi-Manager Alternative Fund under "The Sub-Adviser and Portfolio Management," please delete the ninth paragraph in its entirety and replace with the following:

Thomas Kreuzer, Partner, Co-Head of Global Leveraged Finance Long-Only Strategies, Senior Portfolio Manager, joined BlueBay in July 2002 from Deutsche Bank within the Leveraged Finance and Financial Sponsor Group where he was an Analyst and Associate.  Mr. Kreuzer holds a BA (cum laude) from Middlebury College (Vermont).

In the section entitled, "Additional Information About the Funds" for the JNL/BlackRock Global Allocation Fund under "The Sub-Adviser and Portfolio Management," please delete the third paragraph in their entirety and replace with the following:

Russ Koesterich, CFA, JD, Head of Asset Allocation, is responsible for guiding Global Allocation's macro-level portfolio allocations by developing and employing systematic strategies to augment portfolio positioning and risk management decision-making. His service with the firm dates back to 2005, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Koesterich was BlackRock's Global Chief Investment Strategist and Chairman of the Investment Committee for the Model Portfolio Solutions business. Previously, he served as the Global Head of Investment Strategy for scientific active equities and as senior portfolio manager in the US Market Neutral Group. Prior to joining BGI, Mr. Koesterich was the Chief North American Strategist at State Street Bank and Trust.  Mr. Koestrich earned a BA in history from Brandeis University, a JD from Boston College and an MBA from Columbia University.

David Clayton, CFA, JD, Senior Investor, has recently taken on a newly-created portfolio oversight role and has been instrumental in enhancing the BlackRock's Global Allocation team's fundamental security selection process. He had previously served as one of the Global Allocation team's investment group leaders, primarily responsible for coverage of the energy, real estate, autos, industrials, insurance, materials and utilities sectors. His investment expertise and research responsibilities have spanned across the entire capital structure of the companies he has covered. He joined BlackRock in April 2010, and has since held a variety of senior investment, leadership, and supervisory positions within the Global Allocation team.  Prior to joining BlackRock, Mr. Clayton was Of Counsel in the Financial Restructuring Group at Milbank, Tweed, Hadley & McCloy LLP in New York. Previously, he was a Managing Director and analyst with The Blackstone Group, responsible for distressed and special situations investments across multiple industries, including real estate and autos. Prior to joining Blackstone, Mr. Clayton spent six years at Merrill Lynch Investment Managers, initially as an attorney specializing in corporate finance transactions and restructurings, and most recently as a Vice President and analyst in the Global High Yield Bond & Bank Debt Group, with broad responsibility across a number of sectors, including autos and industrials.  Mr. Clayton earned a BA degree, with honors, in economics from the University of Western Ontario in 1990 and MBA and LLB degrees from Dalhousie University in 1994.

Kent Hogshire, CFA, Senior Investor, serves as one of the BlackRock's Global Allocation team's investment group leaders, primarily responsible for global macro and thematic strategy, along with certain primary fundamental research. Mr. Hogshire's service with the firm dates back to 2000, including his years with Merrill Lynch Investment Managers, which merged with BlackRock in 2006. He began his investment career as a research associate on the Global Allocation team, working with senior investors across a variety of industries. During his service on the team, Mr. Hogshire has covered a broad number of sectors including, transportation, energy, materials, industrials, information technology, consumer staples, and consumer discretionary. In more recent years, Mr. Hogshire's investment responsibilities have shifted more heavily toward macroeconomic research, regional and thematic investment strategies, and portfolio construction enhancements, including his key contributions to the development of our proprietary technology investment tools.  Mr. Hogshire earned a BA degree in international affairs from Princeton University in 2000.

In the section entitled, "Additional Information About the Funds" for the JNL/Crescent High Income Fund under "Principal Investment Strategies," please add the following paragraph after the second paragraph in its entirety:

The Fund may from time-to-time invest up to 5% of its net assets in defaulted corporate securities. The Fund might invest in distressed securities, for example, where Crescent Capital believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

In the section entitled, "Additional Information About the Funds" for the JNL/Crescent High Income Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•	Distressed securities risk

In the section entitled, "Additional Information About the Funds" for the JNL/Harris Oakmark Global Equity Fund under "The Sub-Adviser and Portfolio Management," please delete the second and third paragraphs in their entirety and replace with the following:

The Fund's portfolio is managed by Anthony P. Coniaris, CFA, David G. Herro, CFA, and Michael L. Manelli, CFA, who are primarily responsible for the day-to-day management of the Fund's investments.  Mr. Herro and Mr. Manelli have each been a portfolio manager of the Fund since its inception. Mr. Coniaris became a portfolio manager of the Fund in January 2017.

Anthony P. Coniaris, is the Co-Chairman, Portfolio Manager and an Analyst at Harris.  He joined Harris in 1999.  Mr. Coniaris has a MBA from Northwestern University and a BA from Wheaton College.

In the section entitled "Management of the Trust" under "Management Fee," please delete table row and corresponding footnote for the JNL Multi-Manager Alternative Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for The Fiscal year Ended December 31, 2015 (Annual Rate Based on Average Net Assets of Each Fund)
JNL Multi-Manager Alternative Fund	$0 to $1 billion Over $1 billion	1.75%[14,32] 1.70%[14,32]	1.75%
14 JNAM will contractually waive 0.40% of the management fee of the Fund on all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.  This fee waiver is subject to yearly review by the Board of Trustees.
32 JNAM will voluntarily waive 0.05% of the management fee on all assets.  There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated January 4, 2017.

Supplement Dated January 4, 2017
To The Statement of Additional Information
Dated September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

For the JNL/American Funds New World Fund, please delete all references to Galen Hosken.

For the JNL Multi-Manager Alternative Fund, please delete all references to Anthony Robertson.

For the JNL/BlackRock Global Allocation Fund, please delete all references to Romualdo Roldan, PhD.

For the JNL/Harris Oakmark Global Equity Fund, please delete all references to Robert M. Levy.

For the JNL/T. Rowe Price Short-Term Bond Fund, please delete all references to Edward A. Wiese.

On page 100, in the section entitled "Trustees and Officers of the Trust," under "Trustee Compensation," please delete the first paragraph in its entirety and replace with the following:

The Trustee who is an "interested person" receives no compensation from the Trust.  Effective January 1, 2017, each Independent Trustee is paid by the Funds an annual retainer of $205,000, as well as a fee of $13,500 for each in-person meeting of the Board attended.  For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $5,000. The Chairman of the Board of Trustees receives an additional annual retainer of $85,000.  The Chair of the Audit Committee receives an additional annual retainer of $25,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $3,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $20,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $3,000 for each in-person or telephonic Governance Committee meeting. The Chair of each Investment Committee receives an additional annual retainer of $15,000 for his or her services in that capacity.  If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

On page 126, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/BlackRock Global Allocation Fund in its entirety and replace with the following, which reflects information as of September 19, 2016:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles Other Accounts	Other Accounts
Dennis W. Stattman	6	4	0	0	1	0
	$55.50 Billion	$26.13 Billion	$0	$0	$874.4 Million	$0
Dan Chamby	6	4	0	0	1	0
	$55.50 Billion	$26.13 Billion	$0	$0	$874.4 Million	$0
Russ Koesterich*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
David Clayton*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Kent Hogshire*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
*As of November 28, 2016

On page 128, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Security Ownership of Portfolio Managers for the JNL/BlackRock Global Allocation Fund," please delete the table for the in its entirety and replace with the following, which reflects information as of November 28, 2016:

Security Ownership of Portfolio Managers	Dennis W. Stattman	Dan Chamby	Russ Koesterich	David Clayton	Kent Hogshire
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 129, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL Multi-Manager Alternative Fund in its entirety and replace with the following, which reflects information as of October 31, 2016:

	Number of Other Accounts Managed and Assets by Account Type (in millions)			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based (in millions)
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Kreuzer	3	19	11	0	2	0
	$54	$5,339	$3,831	$0	$687	$0
Richard Cazenove	0	4	0	0	2	0
	$0	$1,880	$0	$0	$687	$0

On page 130, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund," please delete the table for the in its entirety and replace with the following, which reflects information as of October 31, 2016:

Security Ownership of Portfolio Manager(s)	Thomas Kreuzer	Richard Cazenove
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 171, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/Harris Oakmark Global Equity Fund in its entirety and replace with the following, which reflects information as of October 31, 2016:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Anthony P. Coniaris	3	3	1	0	0	0
	$5,804,484,185.50	$536,974,617.80	$401,752,313.36	$0	$0	$0
David G. Herro	12	28	48	0	0	1
	$36,349,083,192.44	$7,578,015,714.63	$11,656,702,529.34	$0	$0	$157,044,627.27
Michael L. Manelli	2	15	25	0	0	1
	$2,624,715,224.22	$2,197,819,059.30	$5,870,082,359.55	$0	$0	$157,044,627.27

On page 171, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers" after the heading "Security Ownership of Portfolio Managers for the JNL/Harris Oakmark Global Equity Fund," please delete the table for the in its entirety and replace with the following, which reflects information as of October 31, 2016:

Security Ownership of Portfolio Manager(s)	Anthony P. Coniaris	David G. Herro	Michael L. Manelli
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 237 and 238, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Sub-Advisory Fees," please delete the table row and corresponding footnote for the JNL/WMC Money Market Fund and replace with the following:

FUND	ASSETS	FEES
JNL/WMC Money Market Fund[2]	$0 to $1 billion $1 billion to $4 billion Over $4 billion	.04% .025% .02%
2 The assets of the JNL/WMC Money Market Fund of the JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.

On page 249, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the AFIS Master Fund Portfolio Managers," please delete the table and corresponding footnotes for the AFIS Master New World Fund and replace with the following, which reflects information as of November 30, 2016:

AFIS Master New World Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[2]	AUM ($ bil)[2]	Other Accounts[3]	AUM ($ bil)[3]
Carl M. Kawaja	3	$276.6	1	$2.86	0	$0
Nicholas J. Grace	3	$147.0	0	$0	0	$0
Robert H. Neithart	8	$74.8	5	$2.06	12[4]	$4.74
Bradford F. Freer	4	$55.0	0	$0	0	$0

1 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
4 The advisory fee of two of these accounts (representing $1.10 billion in total assets) is based partially on their investment results.
5 The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.
6 The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.

This Supplement is dated January 4, 2017.